Goodwill and Intangible assets - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jun. 30, 2023	Dec. 31, 2022 EUR (€)	Jan. 01, 2022 EUR (€)	Jan. 01, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		3 years
Intellectual property protection period			20 years
Horizon discovery agreement [member]
Disclosure of detailed information about intangible assets [line items]
CAR-T Therapies acquired			€ 0.9
Milestone Payments			€ 0.3
C-Cathez [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	2 years
Intangible assets				€ 0.9	$ 1.0
Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		5 years